Property, plant and equipment - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Property, plant and equipment (owned assets)	€ 25,894	€ 28,788
Right-of-use assets	12,098	12,016
Total property, plant and equipment	37,992	40,804
Additions to right-of-use assets	7,387	3,828
Depreciation, right-of-use assets	€ 3,960	€ 3,944